Share-Based Compensation (Details2) (Share Options:, USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
E-House Plan
Number of options
Outstanding at the beginning of the period (in shares)	1,442,075
Granted (in shares)	1,994,000
Exercised (in shares)	(81,495)	(301,192)	(509,562)
Forfeited (in shares)	(22,506)
Outstanding at the end of the period (in shares)	3,332,074	1,442,075
Vested and expected to vest at the end of the period (in shares)	3,227,538
Exercisable at the end of the period (in shares)	1,338,074
Weighted Average exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 5.38
Granted (in dollars per share)	$ 5.31
Exercised (in dollars per share)	$ 5.37
Forfeited (in dollars per share)	$ 5.37
Outstanding at the end of the period (in dollars per share)	$ 5.34	$ 5.38
Vested and expected to vest at the end of the period (in dollars per share)	$ 5.34
Exercisable at the end of the period (in dollars per share)	$ 5.38
Weighted average remaining contractual term
Outstanding at the end of the period (in years)	8.25
Vested and expected to vest at the end of the period (in years)	8.20
Exercisable at the end of the period (in years)	5.97
Additional disclosure
Total unrecognized compensation expense	$ 5,743,581
Weighted average period over which cost is expected to be recognized (in years)	2.78
CRIC Plan
Number of options
Outstanding at the beginning of the period (in shares)	10,436,029
Granted (in shares)	8,361,000
Exercised (in shares)	(702,201)
Forfeited (in shares)	(791,763)
Outstanding at the end of the period (in shares)	17,303,065
Vested and expected to vest at the end of the period (in shares)	16,844,275
Exercisable at the end of the period (in shares)	6,189,716
Weighted Average exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 3.24
Granted (in dollars per share)	$ 4.84
Exercised (in dollars per share)	$ 0.99
Forfeited (in dollars per share)	$ 3.56
Outstanding at the end of the period (in dollars per share)	$ 4.09
Vested and expected to vest at the end of the period (in dollars per share)	$ 4.08
Exercisable at the end of the period (in dollars per share)	$ 3.41
Weighted average remaining contractual term
Outstanding at the end of the period (in years)	7.80
Vested and expected to vest at the end of the period (in years)	7.77
Exercisable at the end of the period (in years)	6.34
Aggregate Intrinsic value of options
Exercisable at the end of the period	3,951,697
Additional disclosure
Total unrecognized compensation expense	$ 36,235,513
Weighted average period over which cost is expected to be recognized (in years)	1.92